Share Capital - Schedule of Assumptions of Stock Options (Details)							12 Months Ended
	Nov. 14, 2024 shares Year $ / shares	Jul. 01, 2024 shares Year $ / shares	Jan. 31, 2024 shares Year $ / shares	Oct. 02, 2023 shares Year $ / shares	May 12, 2023 Year shares $ / shares	Jan. 12, 2023 Year shares $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Disclosure of classes of share capital [line items]
Total options issued (in shares) | shares	6,696	343,443	2,525,561	60,152	26,815	1,691,964	2,875,700	1,778,931
Market price (in USD per share)	$ 5.59	$ 5.17	$ 4.09	$ 3.09	$ 3.40	$ 4.03
Exercise price (in USD per share)	$ 5.59	$ 5.17	$ 4.09	$ 3.09	$ 3.40	$ 4.03
Dividends expected	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility	47.36%	45.75%	44.42%	46.95%	55.47%	58.36%
Risk-free interest rate	3.14%	3.83%	3.82%	4.64%	3.50%	3.67%
Expected life of options | Year	3	3	3	3	3	3
Vesting terms	2 years	2 years	2 years	2 years	2 years	2 years
One Year
Disclosure of classes of share capital [line items]
Percentage of options vesting							50.00%
After One Year
Disclosure of classes of share capital [line items]
Percentage of options vesting							50.00%